Goodwill - Schedule of Goodwill (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 3,276,107
Additions due to acquisitions	612,239
Ending balance	¥ 3,888,346	$ 565,536